WARRANTS - Disclosure of detailed information about warrants outstanding (Details)	Dec. 31, 2022 CAD ($) Share year	Dec. 31, 2021 CAD ($) Share	Dec. 31, 2020 CAD ($) Share
Warrants And Stock Options [Line Items]
Number of warrants | Share	1,500,000	1,500,000	1,500,000
Weighted average exercise price	$ 0.85	$ 0.85	$ 0.85
Average remaining contractual life | year	2.16
$0.85 [Member]
Warrants And Stock Options [Line Items]
Warrant outstanding, by exercise price	$ 0.85
Number of warrants | Share	1,500,000
Weighted average exercise price	$ 0.85
Average remaining contractual life | year	2.16